COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Future minimum lease payments due under operating lease
Payments due in the years ended December 31,
2015	5,172
2016	691
2017	384
2018	269
2019	222
Thereafter	1,700

Total	8,438